Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Payment terms (in days)	30 days		30 days
Sales price determination period, maximum (in months)	2 months		2 months
Current receivables from contracts with customers	$ 113,476,185		$ 113,476,185		$ 107,117,145
Incentive for automotive fuels	$ (374)	$ 64,529,190	$ 19,163	$ 75,055,185
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days		30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days		30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	22 days		22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days		30 days